Trade receivables and other current assets - Disclosure of Changes in Research Tax Credit Receivables (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of Trade Receivables and Other Current Assets
Research tax credit receivable at beginning of period	€ 4,091
Refund of research tax credit	(207)
Research tax credit receivable at end of period	5,488
Nanobiotix S.A.
Disclosure of Trade Receivables and Other Current Assets
Research tax credit	1,504
Curadigm SAS
Disclosure of Trade Receivables and Other Current Assets
Research tax credit	€ 100